Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gold Group Management Inc [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 14	$ 17